Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Plant & Machinery (Details)	Dec. 31, 2024
Furniture
Property and Equipment
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment
Property and Equipment
Property, Plant and Equipment, Useful Life	3 years
Vehicles
Property and Equipment
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvement
Property and Equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember